Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Sales Revenues Generated by Customers Type Comprised - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Concentration On Sales Revenues Generated By Customers Type Comprised [Abstract]
Third party sales revenues	$ 1,537,964	$ 4,885,750	$ 1,192,558
Third party sales revenues, Percentage	26.00%	82.00%	13.00%
Related party sales revenues	$ 2,969,586	$ 596,198
Related party sales revenues, Percentage	50.00%	10.00%
Third party franchise revenues		$ 229,818	$ 251,359
Third party franchise revenues, Percentage		4.00%	3.00%
Related party franchise revenues	$ 1,334,705	$ 53,945	$ 7,841,711
Related party franchise revenues, Percentage	23.00%	1.00%	84.00%
Third party other revenues	$ 56,670	$ 159,589
Third party other revenues, Percentage	1.00%	3.00%
Related party other revenues	$ 32,075
Related party other revenues, Percentage
Total	$ 5,931,000	$ 5,923,302	$ 9,285,628
Total, Percentage	100.00%	100.00%	100.00%